LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES
20.	LEASES

The Group’s operating leases are principally for office space, facilities and self-run offline stores. At December 31, 2022, The Group’s operating leases had a weighted average discount rate of 4.75% and a weighted-average remaining term of 1.6 years.

The components of lease expense were as follows:

	Year ended December 31,
	2021	2022
Lease cost
Operating lease expense	12,065	11,506
Short-term lease expense (i)	2,382	312
Total lease cost	14,447	11,818
(i)Includes leases with a term of one year or less.
20.	LEASES (Continued)

Supplemental cash flow information for leases was as follows:

	Year ended December 31,
	2021	2022
Operating cash flows relating to operating leases	14,765	7,818
Lease liabilities arising from obtaining right-of-use assets	16,835	6,080

As of December 31, 2022, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental
RMB
2023	13,103
2024	2,313
2025 and after	1,559
Total future minimum rental payment	16,975
Less amount representing imputed interest	(2,950)
Present value of future minimum rental payments	14,025
Less current portion, recorded in other current liabilities	(7,233)
Long-term lease liabilities, recorded in other long-term liabilities	6,792